Investments in Subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Direct Cost Measured at Fair Market Value
	Investment	Ownership %

Aqua Mining (PNG)	34	90%

	Investment	Ownership %

Aqua Mining (PNG)	34	90%